Financial liabilities at amortized cost – borrowings and financing (Tables)	12 Months Ended
Dec. 31, 2025
Financial Liabilities At Amortized Cost Borrowings And Financing
Schedule of borrowings and financings maturities

	2025
	Up to 3 months	3 to 12 months	Over 12 months	Total

Borrowings and financings
Financial bills (ii)	246,141	680,482	1,602,967	2,529,590
Margin loan credit facility (iii)	150,260	1,448,560	269,806	1,868,626
Total borrowings and financings	396,401	2,129,042	1,872,773	4,398,216

	2024
	Up to 3 months	3 to 12 months	Over 12 months	Total

Borrowings and financings
Syndicated loan (i)	109	21,279	328,873	350,261
Financial bills (ii)	6,577	184,833	987,193	1,178,603
Margin loan credit facility (iii)	-	201,493	-	201,493
Total borrowings and financings	6,686	407,605	1,316,066	1,730,357
(i)	Correspond to three credit facilities in the total amount US$650,000, which was fully paid on January 31, 2025.
(ii)	As of December 31, 2025, Nu Financeira had issued financial bills in Brazilian reais, indexed to percentage of the CDI, or CDI plus a fixed spread. The principal amount was equivalent to US$2,529,590 (US$1,280,144 as of December 31, 2024). The maturity for these financial bills ranges from January 2026 up to November 2028.
(iii)	Correspond to margin loan credit facility, backed by government securities and sovereign bonds as collateral for the operation which Nu entered into through Nu Financeira. As of December 31, 2025 the principal amount was US$1,862,365 (US$ 200,000 as of December 31, 2024). The loans are indexed to CME Term SOFR Rate (CME Group's forward-looking SOFR rate) plus a fixed spread. The maturity for these loans is from March 2026 to January 2027.

Schedule of changes to borrowings and financings

	2025
	Margin loan credit facility	Syndicated loan	Financial Bills	Total

Balance at beginning of the year	201,493	350,261	1,178,603	1,730,357
New borrowings	1,662,365	-	1,161,107	2,823,472
Payments – principal	-	(355,040)	(177,715)	(532,755)
Payments – interest	(21,501)	(17,298)	(52,800)	(91,599)
Interest accrued	26,420	2,704	255,926	285,050
Transaction costs	-	4,146	(192)	3,954
Effect of changes in exchange rates (OCI)	(151)	15,227	164,661	179,737
Balance at end of the year	1,868,626	-	2,529,590	4,398,216

	2024
	Margin loan credit facility	Term loan credit facility	Syndicated loan	Financial Bills	Total

Balance at beginning of the year	-	98,775	821,501	216,068	1,136,344
New borrowings	200,000	-	52,378	1,057,512	1,309,890
Payments – principal	-	(90,675)	(489,967)	-	(580,642)
Payments – interest	-	(7,221)	(79,967)	-	(87,188)
Interest accrued	1,493	3,364	81,373	97,304	183,534
Transaction costs	-	-	(676)	(369)	(1,045)
Amortization of transaction costs	-	-	-	-	-
Effect of changes in exchange rates (OCI)	-	(4,243)	(34,381)	(191,912)	(230,536)
Balance at end of the year	201,493	-	350,261	1,178,603	1,730,357

	2023
	Term loan credit facility	Syndicated loan	Financial Letter	Total

Balance at beginning of the year	118,194	467,374	-	585,568
New borrowings	-	270,810	198,691	469,501
Payments – principal	(35,702)	(10,799)	-	(46,501)
Payments – interest	(13,341)	(68,273)	-	(81,614)
Interest accrued	13,615	75,527	11,408	100,550
Transaction costs	-	-	-	-
Effect of changes in exchange rates (OCI)	16,009	86,862	5,969	108,840
Balance at end of the year	98,775	821,501	216,068	1,136,344